Related party transactions (Details 2) ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended					28 Months Ended
	Aug. 31, 2014	Dec. 31, 2011	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥) subsidiary item shares	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY (¥)	Mar. 31, 2012	Mar. 31, 2014 shares
Ant Financial Services and Alipay
Related party transactions
Amount earned by the Company			¥ 2,121	¥ 2,076		¥ 465
Expenses incurred			4,159	2,370		1,669
Ant Financial Services and Alipay | Royalty fee and software technology services fee
Related party transactions
Amount earned by the Company			1,667	1,764		277
Alipay | Royalty fee and software technology services fee
Related party transactions
Additional fee, as a percentage of pre-tax income		49.90%					49.90%
Alipay | Reimbursement of the costs incurred for software technology services
Related party transactions
Amount earned by the Company			486	275		218
Alipay | Payment processing fee
Related party transactions
Expenses incurred			3,853	2,349		1,646
Ant Financial Services | Amended IPLA Payments
Related party transactions
Additional fee, as a percentage of pre-tax income	37.50%
Ant Financial Services | SME Annual Fee
Related party transactions
Amount earned by the Company			90
Annual fee as a percentage of the average daily book balance (as a percent)	2.50%
Ant Financial Services | Reimbursement on options and RSUs
Related party transactions
Amount earned by the Company			206	266		146
Number of shares relating to options and RSU's granted (in shares) | shares								7,249,277
Ant Financial Services | Other services
Related party transactions
Amount earned by the Company			158	46		42
Expenses incurred			306	¥ 21		23
Ant Financial Services | Certain assets and liabilities managed by related party
Related party transactions
Net assets and liabilities			1,428
Management member, Executive Chairman | Disposal of business aircraft
Related party transactions
Cash Consideration Received					$ 49.7	¥ 312
Two members of management | Designation to a non-profit organization of granted share options
Related party transactions
Share options granted (in shares) | shares				50,000,000
Number of members of management (in individuals) | item				2
Cainiao | Disposal of two subsidiaries
Related party transactions
Cash Consideration Received				¥ 524
Number of subsidiaries sold (in subsidiaries) | subsidiary				2
Gain on disposals				¥ 74
Cainiao | Commercial arrangements to receive certain logistic services
Related party transactions
Expenses incurred			¥ 785